Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 18,430	$ 20,947
Short-term marketable securities		3,447
Accounts receivable, net of allowance for doubtful accounts of $172 at December 31, 2014 and December 31, 2013	5,335	15,156
Inventories	13,844	21,114
Prepaid expenses and other current assets	2,721	3,628
Assets held for sale	335
Total current assets	40,665	64,292
Plant and equipment
Equipment and furniture	190,718	203,797
Leasehold improvements	46,850	46,850
Projects in process	1,415	4,832
	238,983	255,479
Less accumulated depreciation and amortization	221,812	222,303
	17,171	33,176
Other assets	180	213
	58,016	97,681
Current liabilities:
Accounts payable	5,913	13,043
Accrued liabilities	3,419	4,380
Accrued restructuring costs	904	245
Bank borrowings	4,000
Total current liabilities	14,236	17,668
Other long-term liabilities	$ 1,122	$ 1,604
Commitments and contingencies
Stockholders’ equity
Preferred stock, $0.01 par value, 5,000 shares authorized, none issued or outstanding
Common stock	$ 869	$ 844
Additional paid-in capital	642,683	637,922
Accumulated deficit	(600,635)	(561,745)
Accumulated other comprehensive income		1,647
Treasury stock at cost: 115 shares at December 31, 2014 and 2013	(259)	(259)
Total stockholders’ equity	42,658	78,409
	58,016	97,681
Convertible Common Stock [Member]
Stockholders’ equity
Common stock	$ 0	$ 0